THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS

January 31, 2024 (unaudited)

Name of Issuer and Title of Issue	Shares		Value (Note A)
COMMON STOCK
CHINA — “A” SHARES
Banks — 5.0%
China Merchants Bank Co., Ltd. — A	1,248,447		$5,333,962
Beverages — 3.0%
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. — A	50,300		1,397,893
Wuliangye Yibin Co., Ltd. — A	101,096		1,773,713
			3,171,606
Capital Markets — 0.7%
East Money Information Co., Ltd. — A	435,480		753,806
Electrical Equipment — 3.4%
Contemporary Amperex Technology Co., Ltd. — A	88,040		1,854,136
Sungrow Power Supply Co., Ltd. — A	157,400		1,710,160
			3,564,296
Electronic Equipment, Instruments & Components — 2.0%
Wingtech Technology Co., Ltd. — A*	254,154		1,179,296
Zhejiang Supcon Technology Co., Ltd. — A	196,380		960,808
			2,140,104
Food Products — 1.9%
Anjoy Foods Group Co., Ltd. — A	87,500		905,156
Guangdong Haid Group Co., Ltd. — A	209,100		1,098,351
			2,003,507
Health Care Equipment & Supplies — 2.0%
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. — A	56,300		2,103,427
Household Durables — 2.0%
Midea Group Co., Ltd. — A	258,829		2,094,246
Machinery — 1.7%
Estun Automation Co., Ltd. — A	377,100		684,380
Shenzhen Inovance Technology Co., Ltd. — A	142,604		1,107,716
			1,792,096
Media — 1.9%
Focus Media Information Technology Co., Ltd. — A	2,579,200		2,029,054
Semiconductors & Semiconductor Equipment — 1.1%
NAURA Technology Group Co., Ltd. — A	18,902		595,178
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd. — A	116,200		527,799
			1,122,977
Software — 1.0%
Shanghai Baosight Software Co., Ltd. — A	178,896		1,020,201
Specialty Retail — 0.6%
China Tourism Group Duty Free Corp., Ltd. — A	70,900		785,479
Transportation Infrastructure — 1.1%
Shanghai International Airport Co., Ltd. — A*	272,100		1,250,198
TOTAL CHINA — “A” SHARES — (Cost $40,505,436)		27.4%	29,164,959

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

January 31, 2024 (unaudited)

Name of Issuer and Title of Issue	Shares		Value (Note A)
COMMON STOCK (continued)
HONG KONG
Automobiles — 0.3%
Yadea Group Holdings, Ltd. 144A	238,000		$326,682
Broadline Retail — 15.8%
Alibaba Group Holding, Ltd.	912,308		8,246,142
JD.com, Inc.	331,704		3,739,503
PDD Holdings, Inc. ADR*	38,066		4,829,433
			16,815,078
Capital Markets — 1.0%
Hong Kong Exchanges & Clearing, Ltd.	34,000		1,032,120
Consumer Staples Distribution & Retail — 0.9%
JD Health International, Inc. 144A*	295,700		975,920
Diversified Consumer Services — 0.9%
China Education Group Holdings, Ltd.	1,897,000		942,930
Entertainment — 2.3%
Tencent Music Entertainment Group ADR*	255,796		2,404,482
Gas Utilities — 1.1%
ENN Energy Holdings, Ltd.	150,400		1,118,523
Ground Transportation — 1.6%
DiDi Global, Inc. ADR*	477,872		1,672,552
Hotels, Restaurants & Leisure — 10.1%
Galaxy Entertainment Group, Ltd.	415,000		2,157,936
Luckin Coffee, Inc. ADR*	70,428		1,454,338
Meituan 144A*	571,150		4,580,020
Trip.com Group, Ltd. ADR*	37,231		1,361,165
Yum China Holdings, Inc.	33,890		1,172,255
			10,725,714
Household Durables — 1.3%
Man Wah Holdings, Ltd.	2,395,600		1,497,423
Interactive Media & Services — 11.4%
Baidu, Inc.*	82,150		1,087,351
Kuaishou Technology Co., Ltd. 144A*	275,600		1,393,729
Tencent Holdings, Ltd.	275,600		9,623,921
			12,105,001
Life Sciences Tools & Services — 1.1%
Wuxi Biologics Cayman, Inc. 144A*	445,500		1,172,923
Real Estate Management & Development — 5.5%
CIFI Holdings Group Co., Ltd.*	21,016,968		596,130
Country Garden Services Holdings Co., Ltd.(1)	1,238,000		819,115
KE Holdings, Inc. ADR	292,893		4,150,293
Times China Holdings, Ltd.*(1)	8,477,000		244,323
			5,809,861
TOTAL HONG KONG — (Cost $91,090,510)		53.3%	56,599,209

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

January 31, 2024 (unaudited)

Name of Issuer and Title of Issue	Shares		Value (Note A)
COMMON STOCK (continued)
HONG KONG — “H” SHARES
Banks — 2.1%
China Construction Bank Corp.	3,716,000		$2,209,882
Beverages — 0.7%
Tsingtao Brewery Co., Ltd.	134,000		765,201
Capital Markets — 7.6%
China International Capital Corp., Ltd. 144A	2,654,800		3,159,426
China Merchants Securities Co., Ltd. 144A	2,194,600		1,640,128
CITIC Securities Co., Ltd.	1,697,125		3,316,666
			8,116,220
Health Care Providers & Services — 1.1%
Sinopharm Group Co., Ltd.	452,800		1,191,663
Insurance — 4.2%
PICC Property & Casualty Co., Ltd.	980,000		1,218,053
Ping An Insurance Group Co., of China Ltd.	762,000		3,203,631
			4,421,684
Oil, Gas & Consumable Fuels — 3.1%
PetroChina Co., Ltd.	4,548,000		3,291,364
TOTAL HONG KONG — “H” SHARES — (Cost $24,802,247)		18.8%	19,996,014
TOTAL HONG KONG (INCLUDING “H” SHARES) — (Cost $115,892,757)		72.1%	76,595,223
TOTAL COMMON STOCK — (Cost $156,398,193)		99.5%	105,760,182

COLLATERAL FOR SECURITIES ON LOAN
Money Market Funds — 0.8%
Fidelity Investments Money Market Government Portfolio, 5.26%∞ (Cost $813,865)	813,865		813,865
TOTAL COLLATERAL FOR SECURITIES ON LOAN — (Cost $813,865)		0.8%	813,865

	Principal
	Amount
SHORT TERM INVESTMENTS
Time Deposits — 0.1%
Citibank - New York, 4.67%, 2/1/2024	USD	152,080		152,080
TOTAL SHORT TERM INVESTMENTS — (Cost $152,080)			0.1%	152,080
TOTAL INVESTMENTS — (Cost $157,364,138)			100.4%	106,726,127
OTHER ASSETS AND LIABILITIES			(0.4%)	(472,760)
NET ASSETS			100.0%	$106,253,367

Footnotes to Schedule of Investments

*	Denotes non-income producing security.

∞	Rate shown is the 7-day yield as of January 31, 2024.

(1)	A security (or a portion of the security) is on loan. As of January 31, 2024, the market value of securities loaned was $766,627. The loaned securities were secured with cash collateral of $813,865. Collateral is calculated based on prior day’s prices.

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

January 31, 2024 (unaudited)

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, these restricted securities amounted to $13,248,828, which represented 12.47% of net assets.

ADR — American Depositary Receipt

USD — United States dollar

THE CHINA FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS

January 31, 2024 (unaudited)

NOTE A — Security Valuation:

Security Valuation: Portfolio securities listed on recognized U.S. or foreign security exchanges are valued at the last quoted sales price in the principal market where they are traded. Listed securities with no such sales price and unlisted securities are valued at the mean between the current bid and asked prices, if any, from brokers. Short-term investments having maturities of sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount) which when combined with accrued interest approximates market value. Securities for which market quotations are not readily available or are deemed unreliable are valued at fair value in good faith by or at the direction of the Board of Directors (the “Board”) considering relevant factors, data and information including, if relevant, the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded. For securities listed on non-North American exchanges, the Fund fair values those securities daily using fair value factors provided by a third-party pricing service if certain thresholds determined by the Board are met. Direct Investments and derivatives investments, if any, are valued at fair value as determined by or at the direction of the Board based on financial and other information supplied by the Direct Investment Manager or a third-party pricing service.

Factors used in determining fair value may include, but are not limited to, the type of security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, the availability of quotations from broker-dealers, the availability of values of third parties other than the Investment Manager, information obtained from the issuer, analysts, and/or the appropriate stock exchange (if available), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which they trade.

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

☐	Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

☐	Level 2 — Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

☐	Level 3 — Inputs that are unobservable.

The following is a summary of the inputs used as of January 31, 2024 in valuing the Fund’s investments carried at value:

ASSETS VALUATION INPUT

Description*	Level 1	Level 2	Level 3	Total
Common Stock	$18,064,721	$87,695,461	$—	$105,760,182
Collateral For Securities On Loan	813,865	—	—	813,865
Short Term Investments	152,080	—	—	152,080
TOTAL INVESTMENTS	$19,030,666	$87,695,461	$—	$106,726,127

*	Please refer to the Schedule of Investments for additional security details.